Finance Income & Costs - Summary of Finance Income and Costs (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Finance income
Interest income from banks	$ 9	$ 55	$ 339	$ 32
Interest income from amount due from related parties	65	0	0	204
Finance income	74	55	339	236
Finance costs
Interest expenses from lease liability	24	125	221	146
Interest expenses from loans and borrowings	5	757	32	1
Interest expenses from amount due to related parties	162	0	0	1,759
Interest expenses from employees' defined benefits obligation	9	33	31	37
Finance costs	$ 200	$ 915	$ 284	$ 1,943